INTEREST IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
INTEREST IN ASSOCIATES
Schedule of principal associates

		Particulars	Percentage	Percentage of
	Form of	of issued	of equity	equity held
	business	and paid	held	by the Company’s	Principal	Country of	Principal place
Name of company	structure	up capital	by the Company	subsidiaries	activities	incorporation	of business
			%	%
PipeChina (i)	Incorporated	Registered capital RMB 500,000 million	9.42	4.58	Operation of oil and natural gas pipeline and auxiliary facilities	PRC	PRC
Sinopec Finance Company Limited ("Sinopec Finance")	Incorporated	Registered capital RMB 18,000 million	49.00	—	Provision of non-banking financial services	PRC	PRC
PAO SIBUR Holding (“SIBUR”) (ii)	Incorporated	Registered capital RUB 21,784 million	—	10.00	Processing natural gas and manufacturing petrochemical products	Russia	Russia
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")	Incorporated	Registered capital RMB 17,516 million	—	38.75	Mining coal and manufacturing of coal-chemical products	PRC	PRC
Caspian Investments Resources Ltd. ("CIR")	Incorporated	Registered capital USD 10,002	—	50.00	Crude oil and natural gas extraction	British Virgin Islands	The Republic of Kazakhstan

Schedule of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate

						Zhongtian
	PipeChina	Sinopec Finance		SIBUR		Synergetic Energy		CIR
	December 31,	December 31,		December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019	2020	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	74,012	180,383	175,139	31,634	30,678	4,219	3,721	7,612	2,402
Non-current assets	655,982	18,926	53,008	182,646	147,140	56,424	53,124	971	903
Current liabilities	(55,562)	(170,621)	(197,872)	(31,295)	(31,157)	(13,887)	(8,315)	(936)	(699)
Non-current liabilities	(104,150)	(582)	(514)	(71,289)	(58,941)	(26,227)	(28,422)	(166)	(286)
Net assets	570,282	28,106	29,761	111,696	87,720	20,529	20,108	7,481	2,320
Net assets attributable to owners of the Company	505,336	28,106	29,761	111,250	87,280	20,529	20,108	7,481	2,320
Net assets attributable to non-controlling interests	64,946	—	—	446	440	—	—	—	—
Share of net assets from associates	70,747	13,772	14,583	11,125	8,728	7,955	7,792	3,741	1,160
Carrying Amounts	70,747	13,772	14,583	11,125	8,728	7,955	7,792	3,741	1,160

Schedule of summarised statement of comprehensive income of associates

	PipeChina							Zhongtian Synergetic
	(iii)	Sinopec Finance			SIBUR			Energy			CIR
Year ended December 31	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	22,766	4,536	4,966	4,742	59,927	56,706	49,793	12,235	13,329	11,707	2,856	2,334	1,252
Net income/(loss) for the year	6,444	1,868	2,234	2,027	10,400	6,513	(1,936)	1,142	1,994	551	583	424	181
Other comprehensive (loss)/income	—	(157)	411	(372)	6,410	(1,435)	(19,180)	—	—	—	116	151	(308)
Total comprehensive income/(loss)	6,444	1,711	2,645	1,655	16,810	5,078	(21,116)	1,142	1,994	551	699	575	(127)
Dividends declared by associates	—	490	—	—	271	468	285	—	219	284	—	—	2,517
Share of net income/(loss) from associates	709	915	1,095	993	1,040	651	(194)	443	773	214	292	212	91
Share of other comprehensive (loss)/income from associates (iv)	—	(77)	201	(182)	641	(144)	(1,918)	—	—	—	58	76	(154)